EQUITY AND SHARE BASED PAYMENTS (Schedule of Options and RSAs Status Summary) (Details)		12 Months Ended
		Dec. 31, 2018 ILS (₪) shares Years	Dec. 31, 2017 ILS (₪) shares Years	Dec. 31, 2016 ILS (₪) shares Years
Number Share Options and RSA's:
Outstanding at the end of the year		9,697,266
Number Share Options and RSA's:
Weighted average fair value of options granted using the Black & Scholes option-pricing model - per option (NIS) | ₪		₪ 4.36	₪ 5.43	₪ 5.02
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility		34.14%	37.60%	39.50%
Risk-free interest rate		0.79%	0.53%	0.54%
Expected life (years) | Years		3.16	3	3
Dividend yield	[1]
RSAs [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		1,344,297	1,955,414	2,900,626
Granted during the year		813,310	507,146	417,176
Vested during the year		(791,796)	(753,106)	(858,397)
Forfeited during the year		(156,290)	(365,157)	(503,991)
Outstanding at the end of the year		1,209,521	1,344,297	1,955,414
Share Options [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		8,708,483	11,285,901	12,686,317
Granted during the year		2,536,362	1,201,358	998,433
Exercised during the year		(778,616)	(1,906,991)	(284,251)
Forfeited during the year		(307,055)	(988,566)	(1,219,648)
Expired during the year		(461,908)	(883,219)	(894,950)
Outstanding at the end of the year		9,697,266	8,708,483	11,285,901
Exercisable at the end of the year		6,266,965	5,190,586	5,912,904
Shares issued during the year due exercises		94,276	319,259	47,484
Number Share Options and RSA's:
Outstanding at the beginning of the year | ₪		₪ 29.67	₪ 29.14	₪ 29.52
Granted during the year | ₪		18.59	19.45	18.14
Exercised during the year | ₪		17.11	17.38	15.74
Forfeited during the year | ₪		18.79	22.91	20.58
Expired during the year | ₪		28.17	43.1	38.16
Outstanding at the end of the year | ₪		28.19	29.67	29.14
Exercisable at the end of the year | ₪		₪ 33.39	₪ 36.66	₪ 37.77

[1]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.